Expense Example	Sep. 28, 2026 USD ($)
Adaptive Alpha Opportunities ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 138
Expense Example, with Redemption, 3 Years	431
Expense Example, with Redemption, 5 Years	745
Expense Example, with Redemption, 10 Years	1,635
Adaptive Hedged Multi-Asset Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	139
Expense Example, with Redemption, 3 Years	506
Expense Example, with Redemption, 5 Years	896
Expense Example, with Redemption, 10 Years	1,991
RH Tactical Outlook ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	157
Expense Example, with Redemption, 3 Years	892
Expense Example, with Redemption, 5 Years	1,649
Expense Example, with Redemption, 10 Years	3,644
Adaptive Tactical Rotation ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	140
Expense Example, with Redemption, 3 Years	622
Expense Example, with Redemption, 5 Years	1,130
Expense Example, with Redemption, 10 Years	$ 2,527